OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of expenses [text block] [Abstract]
Disclosure of other operating expense [text block]

	2019	2018	2017
	£m	£m	£m
Staff costs:
Salaries	2,539	2,482	2,679
Performance-based compensation	380	509	473
Social security costs	325	343	361
Pensions and other post-retirement benefit schemes (note 36)	532	705	625
Restructuring costs	92	249	24
Other staff costs	383	474	448
	4,251	4,762	4,610
Premises and equipment:
Rent and rates	93	370	365
Repairs and maintenance	187	190	231
Other	211	169	134
	491	729	730
Other expenses:
Communications and data processing	1,038	1,121	882
Advertising and promotion	170	197	208
Professional fees	226	287	328
UK bank levy	224	225	231
Other	715	653	814
	2,373	2,483	2,463
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 27)	2,064	1,852	1,944
Amortisation of acquired value of in-force non-participating investment contracts (note 25)	30	40	34
Amortisation of other intangible assets (note 26)	566	513	392
	2,660	2,405	2,370
Goodwill impairment	–	–	8
Total operating expenses, excluding regulatory provisions	9,775	10,379	10,181
Regulatory provisions:
Payment protection insurance provision (note 38)	2,450	750	1,300
Other regulatory provisions (note 38)	445	600	865
	2,895	1,350	2,165
Total operating expenses	12,670	11,729	12,346

Disclosure of performance-based compensation costs [text block]	The table below analyses the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	2019	2018	2017
	£m	£m	£m
Performance-based compensation expense comprises:
Awards made in respect of the year ended 31 December	244	362	334
Awards made in respect of earlier years	136	147	139
	380	509	473

Performance-based compensation expense deferred until later years comprises:
Awards made in respect of the year ended 31 December	113	152	127
Awards made in respect of earlier years	36	37	35
	149	189	162

Disclosure of information about employees [text block]	The average number of persons on a headcount basis employed by the Group during the year was as follows:
	2019	2018	2017
UK	69,321	71,857	75,150
Overseas	762	769	794
Total	70,083	72,626	75,944